TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Summary of provisions for income taxes
	Years ended December 31,
In thousands of USD	2020	2021	2022
Current income tax expenses	52	13,125	(8,244)
Deferred income tax (benefit) / expenses	(8,013)	35,121	3,844
Total	(7,961)	48,246	(4,400)

Summary of reconciliation between the income tax benefit / (expenses) calculated by applying the applicable tax rate and the net income tax benefit shown
	Years ended December 31,
	2020	2021	2022
Statutory income tax rate	17.00%	17.00%	17.00%
Effect of expenses not deductible for tax purpose	(0.35)%	11.99%	(22.71)%
Effect of income tax difference under different tax jurisdictions	2.55%	5.64%	(4.03)%
Effect of tax losses not recognized in deferred tax assets	(7.39)%	0.63%	0.75%
Prior year true-ups	—	2.11%	16.05%
Effect of non-taxable income	0.50%	(0.60)%	—
Others	0.17%	0.09%	(0.27)%
Total	12.48%	36.86%	6.79%

Summary of deferred tax assets / (liabilities)
	At December 31,
In thousands of USD	2021	2022
Deferred tax assets
Net operating losses	4,362	4,324
Share-based payments	—	2,672
Property, plant and equipment and intangible assets	260	533
Total deferred tax assets	4,622	7,529
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	—	(2,672)
Deferred tax assets	4,622	4,857
Deferred tax liabilities
Property, plant and equipment	(7,547)	(14,298)
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	—	2,672
Deferred tax liabilities	(7,547)	(11,626)
Net deferred tax assets / (liabilities)	(2,925)	(6,769)

Summary of movements in the net deferred tax assets
In thousands of USD	January 1, 2020	Recognized in profit or loss	Charged to invested capital(1)	December 31, 2020
Tax losses carried forward	19,292	2,015	2,285	23,592
Accrued expenses	704	—	—	704
Property, plant and equipment	(192)	5,998	—	5,806
Net deferred tax assets	19,804	8,013	2,285	30,102

In thousands of USD	January 1, 2021	Recognized in profit or loss	Charged to invested capital(1)	December 31, 2021
Tax losses carried forward	23,592	(21,324)	2,094	4,362
Accrued expenses	704	(704)	—	—
Property, plant and equipment	5,806	(13,093)	—	(7,287)
Net deferred tax assets / (liabilities)	30,102	(35,121)	2,094	(2,925)
In thousands of USD	January 1, 2022	Recognized in profit or loss	Charged to invested capital(1)	December 31, 2022
Tax losses carried forward	4,362	(38)	—	4,324
Share-based payments	—	2,672	—	2,672
Property, plant and equipment	(7,287)	(6,478)	—	(13,765)
Net deferred tax liabilities	(2,925)	(3,844)	—	(6,769)

(1)
Deferred tax assets charged to invested capital is due to the Group recognizing deferred tax assets related to tax losses carried forward based on the tax losses available to the individual legal entities within the Group during the Carve-out Period, which creates differences between the income tax benefit or expense determined based on the operation results of the Bitdeer Business.

Summary of gross value of unused tax losses
Tax Jurisdiction	Amount in thousands of USD	Earliest year of expiration if not utilized
Singapore	3,555	Indefinitely
Hong Kong	4,694	Indefinitely
United States	88,438	Indefinitely
Total	96,687